Discontinued Operations	12 Months Ended
Dec. 31, 2021
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Discontinued Operations
Note 10: Discontinued Operations
Earnings (loss) from discontinued operations, net of tax, was $2 million and $(27) million for the years ended December 31, 2021 and December 31, 2020, respectively. The results of discontinued operations included residual income and expenses related to the Company’s former Financial & Risk business. Results included tax benefits of $10 million and $15 million in 2021 and 2020, respectively, related to the reversal of tax reserves no longer required due to the expiration of statutes of limitation.